ACCUMULATED OTHER COMPREHENSIVE INCOME - Schedule of accumulated other comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning Balance	¥ 566,900		¥ 555,342
Foreign currency translation adjustments, net of tax of nil	(126,493)		11,558
Ending Balance	¥ 440,407	$ 62,977	¥ 566,900